SCHEDULE OF DEBT (Details) - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Principal balance	$ 8,855,142		$ 14,032,528	$ 4,400,000
Accrued interest	109,424		163,517	787,996
Fair value adjustment			2,993,061
Net debt balance	8,939,741		17,189,106	4,245,082
Debt instrument unamortized discount			(2,993,061)	(942,914)
Fair value adjustment	(24,825)		(3,303,588)
Fair value adjustment			2,993,061	942,914
2021 Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal balance			13,647,341
Accrued interest			159,435
Fair value adjustment			2,993,061
Net debt balance			16,799,837
Financed Insurance [Member]
Short-Term Debt [Line Items]
Principal balance	348,780		385,187
Accrued interest	4,859		4,082
Fair value adjustment
Net debt balance	353,639		389,269
Debt instrument unamortized discount
Fair value adjustment
Fair value adjustment
2015 Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal balance				100,000
Accrued interest				28,671
Net debt balance				128,671
Debt instrument unamortized discount
Fair value adjustment
2018 Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal balance				3,500,000
Accrued interest				727,905
Net debt balance				3,444,781
Debt instrument unamortized discount				(783,124)
Fair value adjustment				783,124
2020 Promissory Notes [Member]
Short-Term Debt [Line Items]
Principal balance				100,000
Accrued interest				1,694
Net debt balance				101,694
Debt instrument unamortized discount
Fair value adjustment
2020 Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal balance				700,000
Accrued interest				29,726
Net debt balance				569,936
Debt instrument unamortized discount				(159,790)
Fair value adjustment				$ 159,790
2021 Notes [Member]
Short-Term Debt [Line Items]
Principal balance	379,695		13,647,341
Accrued interest	11,006		159,435
Net debt balance	390,701		16,799,837
Debt instrument unamortized discount			(2,993,061)
Fair value adjustment
Fair value adjustment			$ 2,993,061
2022 Notes [Member]
Short-Term Debt [Line Items]
Principal balance	8,126,667
Accrued interest	93,559
Net debt balance	8,195,401	$ 4,240,000
Debt instrument unamortized discount		(500,000)
Fair value adjustment	$ (24,825)
Fair value adjustment		$ 500,000